Schedule II - Valuation and Qualifying Accounts (Details) - Valuation and Qualifying Accounts (Valuation Allowance of Deferred Tax Assets [Member], USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Valuation Allowance of Deferred Tax Assets [Member]
Valuation Allowance [Line Items]
Balance at Beginning Of Period	$ 27,591,230		$ 27,576,253		$ 27,091,338
Charged to Costs and Expenses	796,237		888,561		1,160,405
Deductions	(1,112,961)	[1]	(873,584)	[1]	(675,490)	[1]
Balance at End Of Period	$ 27,274,506		$ 27,591,230		$ 27,576,253

[1]	Deductions represent the effect of expiring NOL carryforwards from prior years.